Income Taxes - Schedule of Reconciliation of Income Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective tax rate
Profit before income tax	€ 287,864	€ 67,477	€ 11,498
Tax at Corporate Tax rate (22%)	63,330	14,845	2,530
Effects of:
Income not taxable/impact of tonnage tax regime	(73,214)	(9,606)	(2,530)
Amounts not recognised	9,055	(6,022)	0
Deferred tax on consolidation adjustments	577	721	0
Adjustment to prior periods - deferred tax	707	416	0
Adjustment to prior periods - current tax	1,855	74	0
Impact of overseas taxes	5,370	1,980	0
Income tax expense, reported	€ 7,680	€ 2,408	€ 0
Effective tax rate (%)	2.70%	3.60%	0.00%